SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Percentage of LIFO Inventory	34.00%	32.00%
Percentage of FIFO Inventory	57.00%	59.00%
Percentage of Weighted Average Cost Inventory	9.00%	9.00%
Dividends declared (in dollars per share)		$ 1.38	$ 1.84
Minimum
Useful life	3 years
Maximum
Useful life	20 years
Asset retirement obligations, estimated remaining useful life	10 years
The Dow Chemical Company [Domain]
Dividends declared (in dollars per share)		$ 1.38	$ 1.84